INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2020	May 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 176,787		$ 353,574	$ 0	$ 707,147
Finite-lived intangible assets, weighted average useful life		7 years 9 months 29 days		8 years 3 months 29 days
Tradenames and Non-Compete Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		3 years			3 years
Trade Names and Non-Compete Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		10 years			10 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		12 years			12 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		15 years			15 years